Earnings per share (Tables)	6 Months Ended
Sep. 30, 2019
Earnings per share
Schedule of computation of basic and diluted earnings per share

	Three months ended September 30,
	2018	2019	2019
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	65,114	120,353	16,838

Denominator:
Weighted average ordinary shares outstanding for basic net income per share	121,156,329	121,551,075	121,551,075
Dilutive effect of scrip dividends	544,943	—	—
Weighted average ordinary shares outstanding for diluted net income per share	121,701,272	121,551,075	121,551,075

Earnings per share
- Basic	0.54	0.99	0.14
- Diluted	0.53	0.99	0.14

	Six months ended September 30,
	2018	2019	2019
	RMB	RMB	US$
Numerator:
Net income for basic and diluted net income per share	138,656	228,697	31,996

Denominator:
Weighted average ordinary shares outstanding for basic net income per share	120,991,441	121,551,075	121,551,075
Dilutive effect of scrip dividends	301,356	—	—
Weighted average ordinary shares outstanding for diluted net income per share	121,292,797	121,551,075	121,551,075

Earnings per share
- Basic	1.15	1.88	0.26
- Diluted	1.14	1.88	0.26